UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-21455

             Dreman/Claymore Dividend & Income Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive

                                    Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Dreman/Claymore Dividend & Income Fund

2455 Corporate West Drive

                                    Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (630) 505-3700

Date of fiscal year end:     October 31

Date of reporting period:     October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Report

October 31, 2005

Dreman / Claymore Dividend & Income Fund | DCS

www.dremanclaymore.com

... your path to the LATEST,

most up-to-date INFORMATION about the

Dreman/Claymore Dividend & Income Fund

The shareholder report you are reading right now is just the beginning of the story. Online at dremanclaymore.com, you will find:

•	Daily, weekly and monthly data on share prices, distributions, dividends and more

•	Monthly portfolio overviews and performance analyses

•	Announcements, press releases and special notices

•	Fund and advisor contact information

Dreman Value Management and Claymore Securities are constantly updating and expanding shareholder information services on the Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment in the Fund.

2 | Annual Report | October 31, 2005

DCS | Dreman/Claymore Dividend & Income Fund

Dear Shareholder |

David N. Dreman

We are delighted to report that the Dreman/Claymore Dividend & Income Fund (DCS) posted strong performance during the fiscal year. The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500”) on both a net asset value (“NAV”) basis and a market price basis. The S&P 500 is typically considered a proxy for the U.S. stock market.

As you may know, the Fund’s investment objective is to construct and manage a portfolio of high-quality investments that provide a high level of current income, with a secondary objective of capital appreciation, while taking advantage of the favorable tax rates on dividend income. In keeping with Dreman Value Management’s contrarian value approach to investing, the Fund’s portfolio represents what we believe to be quality companies trading at extremely attractive valuations relative to the market (S&P 500).

On a NAV basis, the Fund returned 16.24% vs. 8.72% by the S&P for the year ended October 31, 2005. This represents a change in NAV from $18.89 at the start of the period to $20.62 at the close of the 12-month period. The Fund’s market price trailed these returns, posting a gain of 8.97%, which reflects a market price of $18.20 at the close of the period vs. $17.88 on October 31, 2004.

This discount from NAV highlights the fact that many closed-end funds have recently fallen out of favor with investors. However, we believe that this discount represents an opportunity as common shares of the Fund are now available in the market at prices below the value of the securities in the underlying portfolio. When shares trade at a discount to NAV, the Dividend Reinvestment Plan (DRIP) takes advantage of the discount by reinvesting distributions in common shares of the Fund purchased in the market at a price less than NAV. Conversely, when the market price of the Fund’s common shares is at a premium above NAV, the DRIP reinvests participants’ dividends in newly-issued common shares at NAV, subject to an IRS limitation that the purchase price can not be more than 5% below the market price per share. The DRIP provides a cost effective means to accumulate additional shares and enjoy the benefits of compounding returns over time. Shareholders have the opportunity to reinvest their dividends from the Fund through the DRIP that is described in detail on page 22 of this report.

Annual Report | October 31, 2005 | 3

DCS | Dreman/Claymore Dividend & Income Fund | Dear Shareholder continued

On November 30, 2005 – after the close of this fiscal period – the Fund made a quarterly distribution to shareholders of record on November 15, 2005 in the amount of $0.325 per share. This represents a distribution rate of 7.14% based upon the closing market price of $18.20 on October 31, 2005. The distribution was declared solely from realized long-term capital gains.

The Fund adopted a managed distribution policy such that the quarterly distributions to shareholders would consist of net investment income and net realized gains, if any. In order to include realized long-term capital gains as a component of these quarterly distributions, exemptive relief is required from the Securities and Exchange Commission because the SEC only allows for effectively one long-term capital gain distribution per year. The Fund’s request for such relief is still pending SEC approval and, as such, the Fund cannot declare as a component of more than one of its distributions any realized long-term capital gains, until approval is received. The final determination of the source of the 2005 distributions will be reported to shareholders in January 2006 on Form 1099-DIV.

We provide a detailed discussion of the Fund’s performance over this fiscal period in the Questions & Answers section of the report. You’ll find information on the overall market environment, a discussion of which sectors contributed and detracted from the Fund’s performance and a summary of our contrarian value investment philosophy in that section, which begins on page 5 of this report.

We thank you for your continued investment in the Fund and we are honored that you have chosen Dreman/Claymore Dividend & Income Fund as part of your investment portfolio. For the most up-to-date information on your investment, please visit the Fund’s website at www.dremanclaymore.com.

Sincerely,

David N. Dreman
Founder, Chairman and Chief Investment Officer of Dreman Value Management, LLC and Trustee of the Dreman/Claymore Dividend & Income Fund

December 14, 2005

4 | Annual Report | October 31, 2005

DCS | Dreman/Claymore Dividend & Income Fund

Questions & Answers |

David N. Dreman leads the management team of the Dreman/Claymore Dividend & Income Fund (“DCS”). Dreman is the Founder, Chairman and Chief Investment Officer of Dreman Value Management LLC (“DVM”). In the following interview, Dreman shares his thoughts on the market and discusses how market events have impacted the Fund’s performance in the 12 months ended October 31, 2005.

Please tell us about the Fund’s management team.

A group of investment managers with extensive experience join me in managing DCS. We’re all very much involved in the day-to-day management decisions, and each of us provides different insights and experience. In October, Lee A. Delaporte joined the DCS investment team as a Portfolio Co-Manager. Lee joined DVM in 2004 with 20 years of experience in the investment management field. He most recently served as a Senior Portfolio Manager for Citigroup Asset Management and its predecessors where he was a member of their large-cap value team for more than a decade. Lee brings experience in the areas of energy, financials and utilities. Nelson Woodard has been a DCS Portfolio Manager since the Fund’s inception. He has worked closely with me for nearly 20 years and has a strong focus on quantitative analysis, asset allocation and risk management. Portfolio Manager Jim Hutchinson is a member of our firm’s investment committee and has more than 35 years of senior-level corporate finance and investment management experience.

The last year was a volatile one for the closed-end fund market. How did DCS perform against this backdrop?

We’re pleased to report that DCS performed very well – gaining in both net asset value (NAV) and market value. For the 12-month period ended October 31, 2005, DCS posted a 16.24% NAV return and provided a positive 8.97% market value return. The NAV return reflects a gain of almost double the 8.72% return of the Standard & Poor’s 500 Index (“S&P 500”) for the same 12-month period. In this difficult market, we’re gratified that market price also outpaced the S&P 500, an index generally considered representative of the overall US equity market.

Of course we’re disappointed whenever market value return lags NAV return, but that’s not anything that we, as managers, are able to control. We hope that over time, however, the Fund’s market value will more closely reflect its NAV performance.

Will you provide an overview of the equity market during the fiscal year?

The equity market was quite volatile during the period as crude oil prices soared, interest rates rose, the war in Iraq continued and the U.S. was hit by Hurricanes Katrina and Rita within weeks of each other. While the S&P 500 gained ground, the lion’s share of the index return came from just a handful of sectors – with the energy and utilities sectors as the primary contributors. The consumer staples and health care sectors also posted favorable returns, but most other sectors were either down or near flat for the 12-month period. DCS benefited from this scenario as the Fund held overweight positions relative to the S&P 500 in energy and consumer staples stocks. Interest rates moved higher as the Federal Reserve Board continued to raise short-term rates in an effort to stave off inflation. Late in the period, long-term interest rates rose as well.

How did this market volatility factor into your stock selection process?

As contrarian investors we view market volatility as an opportunity, but it doesn’t cause us to alter our disciplined investment process. In all environments, we choose stocks based on our contrarian value philosophy, which is based on our contention that consensus opinion, especially when it comes to investing, is often wrong. We seek companies that we believe are financially sound and that have, for one reason or another, fallen out of favor with the investing public. We look for stocks that are trading below their perceived intrinsic values, with prices that are low relative to their earnings (P/E – the most common measure of how expensive a stock is), book value (P/B) and cash flow (P/CF).1 Typically, these types of companies provide potential for above-market returns over time. We base our stock selection

Annual Report | October 31, 2005 | 5

DCS | Dreman/Claymore Dividend & Income Fund | Questions & Answers continued

solely on fundamental,“bottom-up” analysis, a process of evaluation that takes into account the individual merits of each stock. Therefore, we do not choose stocks based on industry sector or the macroeconomic environment. Industry sector weightings are a result of individual stock selection. There is no guarantee the perceived intrinsic value will be realized.

What was behind the Fund’s strong performance this year?

The Fund’s strong NAV return was due to a combination of factors. Its overweight positions relative to the S&P 500 in tobacco and energy contributed on an issue-selection basis. DCS also benefited from its interest rate hedges. We hedged the Fund because we thought that long-term interest rates would begin to rise and we wanted to protect the portfolio’s capital value. The hedges worked as we had intended, and offset declines in utilities and some of the Fund’s preferred securities as long-term interest rates moved higher in September. We also placed hedges on short-term interest rates late in the period, which are meant to offset increases in the dividends paid on the Fund’s auction market preferred shares (AMPS), which are used as a means of leverage for DCS.

Please tell us more about the impact that rising interest rates had on the Fund’s utilities and preferred securities.

Utilities. Throughout most of the period, utility stocks posted strong performance. Utilities have been a great source of income for DCS since its inception in 2004. In anticipation of rising interest rates, however, we reduced the position in utility stocks to 7.53% of long-term holdings on October 31, 2005, from 11.50% at the start of the fiscal year. We began reducing the Fund’s exposure early in the period and sold into strength throughout the period, taking profits for shareholders. Typically utilities suffer as long-term rates rise, which was the case as long rates moved higher in September. Our reduction in utilities was beneficial as was the hedge that we had in place because these strategies reduced losses in the sector when rates moved higher. We used the proceeds from our reduction in utilities to initiate the Fund’s position in energy trusts and to add higher yielding preferred stocks – both of which provide qualified dividend income. As we identify more opportunities in these areas or others you can expect us to redeploy utility assets, as warranted.

Preferred securities. The Fund’s preferred securities performed as we had expected. As long-term rates moved higher, their prices declined, but the hedges we had in place offset any loss of principal that occurred. Additionally, the preferreds we invested in this year offered higher yields than the Fund’s utilities, with identical credit ratings.

Please tell us about how the Fund’s energy stocks contributed to performance and whether you believe the sector’s stellar performance can continue.

The Fund’s modest position in energy stocks performed well as demand rose and crude oil prices reached historic highs. Some of the Fund’s best performers included large, global integrated energy companies such as ConocoPhillips and Chevron Texaco Corp. (3.4% and 2.3% of long-term holdings as of 10/31/05). Devon Energy (1.5% of long-term holdings as of 10/31/05), an oil exploration and production company, also added to returns.

The Fund’s investment in energy trusts, however, made an even larger impact on performance. Energy trusts are publicly-traded partnerships whose interests in oil or gas fields are traded on securities exchanges like shares of corporate stock. Due to their structure, the income generated by these trusts is often treated as qualified dividend income. We began purchasing the trusts this past summer for their high dividend yields. While exploration and production companies typically pay dividends, their yields are not generally as attractive as the integrated oils or those offered in other areas of the market. The Fund’s energy trusts, however, generated high levels of dividend income and also a

6 | Annual Report | October 31, 2005

DCS | Dreman/Claymore Dividend & Income Fund | Questions & Answers continued

significant part of the Fund’s appreciation. The trusts represented about 5% of long-term holdings as of October 31, 2005, while the other energy stocks in the portfolio represented about 7%.

While the energy sector has been one of the market’s leaders for a number of years, we believe more upside potential remains. Demand for oil and gas has continued to grow, and at this juncture it appears that demand may exceed available supply. For that reason, we don’t expect the price of oil or gas to decline materially. While we are bullish on energy, we do expect a good deal of volatility in the sector. Investments based on commodity prices are typically always volatile. Additionally, many new investors have entered the market to chase the sector’s strong recent gains. While we anticipate more positive returns, we’re not convinced the sector can continue to rally at the level it did in 2005. If performance slows, we believe it is likely that many of those new investors may move to other areas of the market, potentially creating more volatility.

Please tell us about the Fund’s tobacco stocks.

Tobacco stocks as a group turned in large gains this fiscal year. Tobacco companies benefited from improving earnings and an improving litigation environment. The top performer in the Fund and within the industry was Altria Group, formerly known as Philip Morris Cos.

As you may know, tobacco stocks have been under extreme scrutiny as many lawsuits have been filed against the companies over the past decade. This litigious environment has made the stocks quite volatile – moving higher when favorable awards were handed down, and declining as new lawsuits were filed. One constant throughout this tumultuous period is that nearly all of the tobacco producers have continued to generate profits and have provided attractive dividend yields to investors. The Fund’s largest holding – Altria Group – gained more than 60% in market price as did Carolina Group in the fiscal year ended October 31, 2005.

Which sectors or issues that hurt performance this year?

The Fund’s diversified financials and health care positions hurt performance.

Diversified financials. The Fund’s positions in mortgage providers Freddie Mac and Fannie Mae (3.9% and 3.7% of long-term holdings as of 10/31/05) suffered this year as they struggled with accounting issues, management changes and an uncertain regulatory outlook. The two organizations buy mortgages from banks, guarantee the loans and then package them into bonds. Freddie and Fannie either sell these mortgage-backed securities or hold them in their own portfolios. Fannie and Freddie benefit from the implicit federal guarantee of their debt, which lowers their cost of borrowing.

Fannie Mae declined more than 30% for the 12 months ended October 31, 2005. Freddie Mac also declined, but to a lesser extent. Throughout this difficult performance period, we have not changed our view that Freddie and Fannie are fundamentally sound and are trading at what we believe to be “bargain” prices. Our contrarian philosophy tells us that the recent spate of bad news is not a sufficient reason for us to sell the stocks. What matters is our view of their fundamentals and our outlook for their future earnings growth. The accounting issues that have been raised and the restatements that have occurred are in many cases the result of differing opinions on the accounting treatment of hedges these firms had in place. From a valuation standpoint, Freddie and Fannie have become more attractive as their share prices have decreased. The changes that have occurred in the housing market, and the increased capital requirements imposed on Freddie and Fannie, will likely reduce their future earnings growth. Even so, we believe that they both offer above market earnings growth potential at attractive valuations. Consequently, we expect better performance in the future.

Annual Report | October 31, 2005 | 7

DCS | Dreman/Claymore Dividend & Income Fund | Questions & Answers continued

Health care. While the overall health care sector was positive, the large drug companies, which are what the Fund owns, struggled with competition from generic drugs as well as lawsuits arising from severe side effects of certain drugs. Bristol-Myers, Pfizer and Merck (1.8%, 0.5% and 2.4% of long-term holdings as of 10/31/05) all declined in the fiscal year, but we believe the outlook for the drug industry is improving. As a group, these companies provide attractive dividend yields and are selling at historically low P/E multiples. Consequently, we are content to maintain the Fund’s relatively small position in these companies in anticipation of better performance.

Please tell us how leverage is employed in the Fund.

DCS, like many closed-end funds, utilizes leverage as part of its investment strategy. The purpose of leverage is to fund the purchase of additional securities that provide increased income and potentially greater appreciation potential to shareholders than could be achieved from an unleveraged portfolio. In executing this strategy, the Fund issued short-term AMPS, as mentioned earlier in this report.

Of course, a leveraged portfolio results in greater NAV volatility and entails more downside risk than an unleveraged portfolio. The use of leverage also makes the Fund more vulnerable to rising interest rates. As we mentioned previously we entered into a hedge to partially offset increases in the short-term interest rate paid to the AMPS holders. While the hedge, at least initially, and rising short-term interest rates increased the Fund’s cost of leverage, it still added value overall. We will continue to employ our leverage strategy as long as there is a benefit to doing so.

Please tell us about the Fund’s distributions.

The Fund seeks to pay out 6.5% in distributions annually based on its initial $20 offering price. This year we met our distribution goal paying four quarterly distributions of $.325 each. We seek income through qualified income sources – those taxed at a lower rate than ordinary income – to provide a large portion of this payout. We use utility stocks, some preferred stocks and historically high dividend-yielding common stocks to generate qualified income. We can (and did this period) place hedges on the Fund’s income securities to attempt to lock in interest income no matter which way rates move. The risk of using a hedge is that rates might decline, which would cause the prices of the bonds to rise. While DCS might have missed some upside appreciation potential through our use of hedging, it’s the equity portfolio that provides the majority of the Fund’s growth potential.

Do you have any closing comments for shareholders?

We greatly appreciate your investment in DCS and hope that you are as pleased as we are with the Fund’s performance this year. Attaining a NAV gain of almost double the S&P 500 clearly indicates the structure of the portfolio is working well. We plan to adhere to our low P/E contrarian value approach, which we believe will continue to add value in the coming years.

[1]	P/E is equal to a stock’s market capitalization divided by its after-tax earnings over the most recent 12-month period. P/B is equal to a stock’s market capitalization divided by its book value. (This ratio compares the market’s valuation of a company to the value of that company as indicated on its financial statements.) P/CF is equal to a stock’s capitalization divided by its cash flow for the latest fiscal year.

DCS Risks and Other Considerations

There can be no assurance that the Fund will achieve its investment objectives. The value of the Fund will fluctuate with the value of the underlying securities. Historically, closed-end funds often trade at a discount to their net asset value.

An investment in the Fund is subject to certain risks and other considerations. Risks and considerations include, but are not limited to: No Operating History; Hedging Risk; Not a Complete Investment Program; Market Discount Risk; Equity Risk; Special Risks Related to Preferred Securities; Income Risk; Value Investing Risk; Fund Distribution Risk; Interest Rate Risk; Inflation Risk; Foreign Securities; Non-diversified Status; Industry Concentration Risk; Lower-Rated Securities; Financial Leverage; Management Risk; Dependence on Key Personnel; Anti-Takeover Provisions; Illiquid Securities; Common Stock Risk; Special Risks of Derivative Transactions and Geopolitical Risks. There can be no assurance that a percentage of dividends paid on common shares, if any, will consist of qualifying dividend income. Investors should consider the investment objectives and policies, risk considerations and charges and expenses of the Fund carefully before investing.

8 | Annual Report | October 31, 2005

DCS | Dreman/Claymore Dividend & Income Fund

Fund Summary | As of October 31, 2005 (unaudited)

Fund Statistics
Share Price	$18.20
Common Share Net Asset Value	$20.62
Premium/Discount to NAV	-11.74%
Net Assets Applicable to Common Shares ($ 000)	$936,010

Total Returns (Inception 1/27/04)	Market	NAV
One Year	8.97%	16.24%
Since Inception - average annual	0.55%	10.44%

Sector Breakdown	% of Long-Term Investments
Financials	45.0%
Consumer Staples	25.2%
Energy	13.3%
Utilities	7.5%
Healthcare	5.1%
Telecommunications	2.1%
Other	1.8%

Industry Breakdown	% of Long-Term Investments
Tobacco	24.7%
Thrift & Mortgage Financial	16.5%
Commercial Banks	15.1%
Oil & Gas	13.3%
Insurance	6.7%
Electric Utilities	6.5%
Pharmaceuticals	4.7%
Real Estate & Real Estate Investment Trusts	4.2%
Diversified Financial Services	2.4%
Diversified Telecommunications	2.0%
Other	3.9%

Share Price & NAV Performance

Portfolio Composition (% of Total Investments)

Top Ten Issuers	% of Long-Term Investments
Altria Group, Inc.	11.5%
Fannie Mae	8.1%
Loews Corp. - Carolina Group	4.5%
Freddie Mac	4.3%
UST, Inc.	4.2%
Washington Mutual, Inc.	3.7%
Reynolds American, Inc.	3.5%
ConocoPhillips	3.4%
Merck & Co, Inc.	2.4%
Prudential PLC	2.3%

Annual Report | October 31, 2005 | 9

DCS | Dreman/Claymore Dividend & Income Fund

Portfolio of Investments | October 31, 2005

Number of Shares		Value
	Long-Term Investments – 142.5%
	Common Stocks – 105.1%
	Consumer Staples – 35.5%
2,037,500	Altria Group, Inc. (a)(b)	$152,914,375
1,452,300	Loews Corp. - Carolina Group (a)	59,762,145
123,700	Regal Entertainment Group - Class A	2,279,791
550,800	Reynolds American, Inc.	46,818,000
166,800	Universal Corp.	6,244,992
1,363,000	UST, Inc. (a)	56,414,570
383,013	Vector Group Ltd.	7,644,940

		332,078,813

	Energy – 17.8%
102,700	ARC Energy Trust, Units (Canada)	2,264,535
67,500	Bonavista Energy Trust (Canada)	2,270,700
188,600	BP Prudhoe Bay Royalty Trust	12,573,962
530,600	Chevron Corp.	30,281,342
686,200	ConocoPhillips	44,863,756
336,000	Devon Energy Corp.	20,287,680
50,900	Enerplus Resources Fund (Canada)	2,137,800
500,000	Fairborne Energy Trust (Canada)	6,420,000
375,000	Harvest Energy Trust (Canada)	10,575,000
666,200	Ketch Resources Trust (Canada)	5,969,152
131,500	Pengrowth Energy Trust - Class A (Canada)	2,860,125
575,000	Penn West Energy Trust (Canada)	15,231,750
150,800	San Juan Basin Royalty Trust	6,273,280
240,400	Williams Coal Seam Gas Royalty Trust	4,586,832

		166,595,914

	Financials – 30.9%
185,000	American Home Mortgage Investment Corp.	5,000,550
180,900	American International Group, Inc.	11,722,320
540,000	Bank of America Corp.	23,619,600
650,000	ECC Capital Corp.	1,709,500
1,037,100	Fannie Mae (a)	49,282,992
857,500	Freddie Mac (a)	52,607,625
724,800	KeyCorp	23,367,552
87,546	Ladenburg Thalmann Financial Services, Inc. (c)	49,901
544,100	Luminent Mortgage Capital, Inc.	3,797,818
486,400	MFA Mortgage Investments, Inc.	2,796,800
151,700	Newcastle Investment Corp.	3,988,193
525,600	Novastar Financial, Inc. (a)	15,468,408
233,600	PNC Financial Services Group	14,181,856
415,000	Regions Financial Corp.	13,508,250
200,000	Taberna Realty Finance Trust (d)	2,470,000
448,600	U.S. Bancorp	13,269,588
65,000	Wachovia Corp. (a)	3,283,800
1,232,800	Washington Mutual, Inc. (a)	48,818,880

		288,943,633

	Healthcare – 7.2%
1,135,000	Bristol-Myers Squibb Co.	$24,027,950
80,700	Medco Health Solutions, Inc. (c)	4,559,550
1,146,700	Merck & Co., Inc. (a)	32,359,874
300,000	Pfizer, Inc.	6,522,000

		67,469,374

	Industrials – 0.2%
100,000	Double Hull Tankers, Inc. (Channel Islands) (c)	1,183,000
56,800	Eagle Bulk Shipping, Inc. (Marshall Island)	841,776

		2,024,776

	Telecommunications – 3.0%
107,000	Alaska Communications Systems Group, Inc.	1,175,930
1,140,000	SBC Communications, Inc.	27,189,000

		28,364,930

	Utilities – 10.5%
525,600	Ameren Corp.	27,646,560
469,700	Consolidated Edison, Inc.	21,371,350
361,900	Empire District Electric Co.	7,310,380
317,200	Great Plains Energy, Inc.	9,106,812
374,700	Peoples Energy Corp.	13,938,840
433,800	Progress Energy, Inc.	18,909,342
170,200	Star Gas Partners, LP (c)	234,876

		98,518,160

	Total Common Stocks (Cost $903,484,067)	983,995,600

	Preferred Stocks – 29.9%
	Consumer Discretionary – 0.4%
125,000	Red Lion Hotels Capital Trust, 9.500%	3,193,750

	Consumer Staples – 0.4%
40,000	Dairy Farmers of America, 7.875% (d)	4,017,500

	Energy – 1.1%
385,500	Southern Union Co., 7.550%	10,192,620

	Financials – 27.8%
7,000,000	Abbey National Capital Trust 1,8.963% (e)	9,305,989
58,000	Abbey National PLC, Series B, 7.375% (United Kingdom)	1,517,280
200,000	ABN AMRO Capital Fund Trust VII, 6.080%	4,814,000
200,000	Affordable Residential, Series A, 8.250%	4,174,000
700,000	AmerUs Group Co., 7.250%	17,150,000
18,000	Apartment Investment & Management Co., Series Q, 10.100%	461,520
50,000	Axis Capital Holdings Ltd., Series A, 7.250% (Bermuda) (c)	1,254,690
80,000	Banco Santander, Series 1,6.410% (Spain)	2,016,000
10,000,000	Barclays Bank PLC, 8.550% (United Kingdom) (d)(e)	11,561,620
9,000,000	CA Preferred Funding Trust, 7.000%	9,140,274
189,300	Chevy Chase Bank, Series C, 8.000%	5,130,030
310,000	CIT Group, Inc., Series A, 6.350%	7,818,200
1,000	Doral Financial Corp., Series B, 8.350% (Puerto Rico)	21,000
8,660	Doral Financial Corp., Series C, 7.250% (Puerto Rico)	176,664

See notes to financial statements.

10 | Annual Report | October 31, 2005

DCS | Dreman/Claymore Dividend & Income Fund | Portfolio of Investments continued

Number of Shares		Value
260,000	Endurance Specialty Holdings, Ltd., 7.750% (Bermuda) (c)	$6,305,000
200,000	Fannie Mae, Series E, 5.100%	8,456,260
80,000	Fannie Mae, Series O, 7.000% (e)	4,400,000
100,000	Freddie Mac, 5.810%	4,830,000
80,000	Goldman Sachs Group, Inc., 6.200% (c)	2,007,504
12,840,000	HSBC Capital Funding LP, 9.547% (Channel Islands) (d)(e)	15,053,526
7,042,000	HSBC Capital Funding LP, 10.176% (Channel Islands) (d)(e)	10,548,726
100,000	HSBC Holdings PLC, Series A, 6.200% (United Kingdom)	2,441,000
140,500	Lehman Brothers Holdings, Inc., Series F, 6.500%	3,617,875
2,000,000	Lloyds TSB Bank PLC, 6.900% (United Kingdom)	2,032,600
80,000	LTC Properties, Inc., Series F, 8.000%	2,004,000
50,000	MetLife, Inc., Series B, 6.500%	1,259,500
21,000	Novastar Financial, Inc., Series C, 8.900%	500,850
245,000	Odyssey Re Holdings Corp., Series A, 8.125% (c)	6,186,250
13,354,000	Old Mutual Capital Funding, 8.000%	13,808,036
400,000	OMEGA Healthcare, Series D, 8.375%	10,080,000
31,000,000	Prudential PLC, 6.500% (United Kingdom)	30,724,844
6,400,000	RBS Capital Trust B, 6.800%	6,464,934
12,000,000	Royal Bank Of Scotland Group PLC, 7.648% (United Kingdom) (e)	13,790,892
5,750,000	Royal Bank Of Scotland Group PLC, Series 1,9.118% (United Kingdom)	6,753,778
600,000	Scottish Re Group Ltd., 7.250% (Cayman Islands) (e)	14,892,000
16,775,000	UBS Preferred Funding Trust 1,8.622% (e)	19,216,484

		259,915,326

	Utilities – 0.2%
80,000	Alabama Power Co., 5.300%	1,916,000

	Total Preferred Stocks (Cost $283,627,277)	279,235,196

	Convertible Preferred Stocks – 4.9%
	Financials – 4.9%
505	Fannie Mae, 5.375% (Cost $49,831,000)	46,154,540

	Investment Companies – 2.1%
116,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	2,963,800
296,200	Evergreen Income Advantage Fund	4,179,382
232,600	Hyperion Total Return Fund	1,886,386
240,000	Nuveen Preferred and Convertible Income Fund II	2,868,000
211,200	Nuveen Quality Preferred Income Fund II	2,806,848
272,200	Pioneer High Income Trust	4,398,752
6,400	Salomon Brothers Worldwide Income Fund, Inc.	96,128

	Total Investment Companies (Cost $21,531,564)	19,199,296

Principal Amount		Value
	Corporate Bonds – 0.5%
	Financials – 0.5%
$2,000,000	Preferred Term Securities XI Ltd., NR
	Zero Coupon, 9/24/33 (d)	$1,802,500
3,000,000	Preferred Term Securities XIX Ltd., NR
	Zero Coupon, 12/22/35 (d)	2,970,000

	Total Corporate Bonds (Cost $4,910,685)	4,772,500

	Total Long-Term Investments – 142.5% (Cost $1,263,384,593)	1,333,357,132

Number of Shares		Value
	Short-Term Investments – 1.3%
	Money Market Fund – 1.3%
12,376,591	JP Morgan Prime Money Market Fund (Cost $12,376,591)	$12,376,591

	Total Investments – 143.8% (Cost $1,275,761,184)	1,345,733,723
	Other Assets in Excess of Liabilities – 1.6%	15,276,631
	Preferred Shares, at Liquidation Value – ( -45.4% of Net Assets Applicable to Common Shares or -31.6% of Total Investments)	(425,000,000)

	Net Assets Applicable to Common Shares – 100.0%	$936,010,354

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

(a)	All or a portion of these securities have been physically segregated in connection with a swap agreement.

(b)	All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c)	Non-income producing security.

(d)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities totaled 4.9% of net assets applicable to common shares.

(e)	Floating or variable rate security.

Ratings shown are per Standard & Poor’s and are unaudited; securities classified NR are not rated by Standard & Poor’s.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

See notes to financial statements.

Annual Report | October 31, 2005 | 11

DCS | Dreman/Claymore Dividend & Income Fund

Statement of Assets and Liabilities | October 31, 2005

Assets
Investments in securities, at value (cost $1,275,761,184)	$1,345,733,723
Cash	163,362
Receivable for securities sold	12,238,388
Dividends and interest receivable	5,023,902
Unrealized appreciation on interest rate swap	2,368,262
Other assets	40,342

Total assets	1,365,567,979

Liabilities
Payable for securities purchased	2,500,250
Advisory fee payable	967,438
Variation margin on open futures contracts	451,406
Dividends payable - preferred shares	331,584
Accrued expenses and other liabilities	306,947

Total liabilities	4,557,625

Preferred Shares, at redemption value
$.01 par value per share; 17,000 Auction Market Preferred Shares authorized, issued and outstanding at $25,000 per share liquidation preference	425,000,000

Net Assets Applicable to Common Shareholders	$936,010,354

Composition of Net Assets Applicable to Common Shareholders
Common stock, $.01 par value per share; unlimited number of shares authorized, 45,399,424 shares issued and outstanding	$453,994
Additional paid-in capital	859,670,266
Accumulated net unrealized appreciation on investments, futures and swap transactions	88,569,585
Distributions in excess of net investment income	(351,129)
Accumulated net realized loss on investments, futures contracts and swap transactions	(12,332,362)

Net Assets Applicable to Common Shareholders	$936,010,354

Net Asset Value Applicable to Common Shareholders (based on 45,399,424 common shares outstanding)	$20.62

See notes to financial statements.

12 | Annual Report | October 31, 2005

DCS | Dreman/Claymore Dividend & Income Fund

Statement of Operations | For the Year Ended October 31, 2005

Investment Income
Dividends (net of foreign withholding taxes of $149,626)	$58,472,893
Interest (net of foreign withholding taxes of $106,803)	9,800,056

Total income	$68,272,949

Expenses
Advisory fee	11,547,596
Auction agent fee-preferred shares	1,116,083
Administrative fee	240,854
Professional fees	202,882
Fund accounting	189,852
Printing expenses	145,120
Transfer agent fee	144,390
Custodian fee	127,146
Trustees’ fees and expenses	119,559
Insurance	75,242
NYSE listing fee	38,197
Rating agency fee	13,886
Miscellaneous	6,044

Total expenses	13,966,851

Net investment income	54,306,098

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	25,106,165
Futures	(27,984,479)
Swaps	(66,015)
Net change in unrealized appreciation on:
Investments	68,711,401
Futures	27,897,636
Swaps	2,368,262

Net gain	96,032,970

Distributions to Preferred Shares from
Net investment income	(12,721,489)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$137,617,579

See notes to financial statements.

Annual Report | October 31, 2005 | 13

DCS | Dreman/Claymore Dividend & Income Fund

Statements of Changes in Net Assets Applicable to Common Shareholders |

	For the Year Ended October 31, 2005	For the Period January 27, 2004* through October 31, 2004
Increase in Net Assets Applicable to Common Shareholders Resulting from Operations
Net investment income	$54,306,098	$38,818,517
Net realized gain (loss) on investments, futures and swap transactions	(2,944,329)	2,134,672
Net change in unrealized appreciation (depreciation) on investments, futures and swap transactions	98,977,299	(10,407,714)
Distributions to Preferred Shareholders from
Net investment income	(12,721,489)	(3,950,767)

Net increase in net assets applicable to Common Shareholders resulting from operations	137,617,579	26,594,708

Distributions to Common Shareholders
From and in excess of net investment income	(58,895,935)	(29,430,258)
Return of capital	(123,316)	—

Total distributions to Common Shareholders	(59,019,251)	(29,430,258)

Capital Share Transactions
Net proceeds from the issuance of Common Shares	—	862,365,000
Reinvestment of dividends	—	4,314,724
Common and preferred share offering expenses charged to paid-in-capital	23,768	(6,556,000)

Net increase from capital share transactions	23,768	860,123,724

Total increase in net assets applicable to Common Shareholders	78,622,096	857,288,174
Net Assets
Beginning of period	857,388,258	100,084

End of period (including distributions in excess of net investment income of $351,129 and undistributed net investment income of $4,346,173, respectively.)	$936,010,354	$857,388,258

*	Commencement of investment operations.

See notes to financial statements.

14 | Annual Report | October 31, 2005

DCS | Dreman/Claymore Dividend & Income Fund

Financial Highlights |

Per share operating performance for a common share outstanding throughout each period	For the Year Ended October 31, 2005		For the Period January 27, 2004* through October 31, 2004
Net asset value, beginning of period	$18.89		$19.10	(b)

Income from investment operations
Net investment income(a)	1.20		0.86
Net realized and unrealized gain (loss) on investments, futures and swap transactions	2.11		(0.18)
Distributions to Preferred Shareholders
Net investment income	(0.28)		(0.09)

Total from investment operations	3.03		0.59

Distributions to Common Shareholders
From and excess of net investment income	(1.30)		(0.65)
Return of capital	(0.00	)(f)	—

Total distributions to Common Shareholders	(1.30)		(0.65)

Common and preferred shares’ offering expenses charged to paid-in-capital	—		(0.15)

Net asset value, end of period	$20.62		$18.89

Market value, end of period	$18.20		$17.88

Total investment return(c)
Net asset value	16.24%		2.47%
Market value	8.97%		(7.33)%
Ratios and supplemental data
Net assets, applicable to Common Shareholders, end of period (thousands)	$936,010		$857,388
Preferred Shares, at liquidation value ($25,000 per share liquidation preference) (thousands)	$425,000		$425,000
Preferred Shares asset coverage per share	$80,059		$75,435
Ratios to Average Net Assets applicable to Common Shares:
Total expenses, including interest expense	1.50%		1.53	%(d)
Interest expense	—		0.07	%(d)
Net investment income, prior to effect of dividends to preferred shares	5.82%		6.20	%(d)
Net investment income, after effect of dividends to preferred shares	4.45%		5.57	%(d)
Ratios to Average Managed Assets:(e)
Total expenses, including interest expense	1.03%		1.05	%(d)
Interest expense	0%		0.05	%(d)
Net investment income, prior to effect of dividends to preferred shares	4.00%		4.28	%(d)
Portfolio turnover	17%		6%

*	Commencement of operations.

(a)	Based on average shares outstanding during the period.

(b)	Before deduction of offering expenses charged to capital.

(c)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Managed assets is equal to net assets applicable to Common Shareholders plus outstanding leverage, such as the liquidation value of preferred shares.

(f)	Amount is less than $.01.

See notes to financial statements.

Annual Report | October 31, 2005 | 15

DCS | Dreman/Claymore Dividend & Income Fund

Notes to Financial Statements | October 31, 2005

Note 1 – Organization:

Dreman/Claymore Dividend & Income Fund (the “Fund”) was organized as a Delaware statutory trust on October 20, 2003. The Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Fund’s primary investment objective is to provide a high level of current income, with a secondary objective of capital appreciation. The Fund will pursue its investment objectives by investing its assets primarily in dividend-paying common and preferred stocks. There can be no assurance that the Fund will achieve its investment objectives. The Fund’s investment objectives are considered fundamental and may not be changed without shareholder approval.

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of Investments

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Swaps

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates or to manage the duration of its portfolio. The swaps are valued at current market value and any unrealized gain or loss is included in the Statement of Operations. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contract on the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statement of Operations. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund entered into interest rate swap agreements during the year ended October 31, 2005. The Fund entered into a swap agreement in an effort to hedge a portion of the auction market preferred shares’ exposure to rising short-term interest rates. Details of the swap agreement outstanding as of October 31, 2005 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch & Co., Inc.	09/21/2009	$150,000,000	4.34%	1 Month LIBOR	$2,368,262

For the swap noted, the Fund pays the fixed rate and receives the floating rate.

(d) Futures

A futures contract is an agreement to buy or sell a financial instrument at a particular price on a stipulated future date. Upon entering into a futures contract, the Fund is required to make an initial margin deposit established by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the counterparty an amount of cash equal to the daily fluctuation in the value of the contract. Such receipt or payment is known as the variation margin and is recorded by the Fund as unrealized appreciation or depreciation. The Fund bears the market risk that arises from the change in the value of these financial instruments.

During the year ended October 31, 2005, the Fund sold futures contracts on US Treasury securities in an effort to hedge a portion of the fixed-income component of its portfolio against rising interest rates.

16 | Annual Report | October 31, 2005

DCS | Dreman/Claymore Dividend & Income Fund | Notes to Financial Statements continued

At October 31, 2005, the following futures contracts were outstanding:

Short Contracts	Number of Contracts	Expiration Month	Original Value	Value at October 31, 2005	Unrealized Appreciation
US Treasury Bonds (CBT)	2,889	Dec-05	$339,706,503	$323,477,719	$16,228,784

(e) Distributions

The Fund intends to declare quarterly dividends to common shareholders at a fixed rate per common share based on its projected performance, which rate may be adjusted from time to time. Accordingly, for U.S. generally accepted accounting principles, the Fund may declare and pay dividends in excess of its net investment income on the Statement of Operations. However, the ultimate amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Permanent differences relating to the differences between the book and tax characterization of distributions have been reclassified on the Statement of Assets and Liabilities.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Fund and Claymore Advisors, LLC (“the Advisor”), the Advisor will furnish offices, necessary facilities and equipment, provide administrative services, oversee the activities of Dreman Value Management, LLC (the “Investment Manager”), provide personnel including certain officers required for the Fund’s administrative management and compensate all officers and trustees of the Fund who are its affiliates. As compensation for these services, the Fund will pay the Investment Advisor a fee, payable monthly, in an amount equal to 0.85% of the Fund’s average managed assets (net assets applicable to common shareholders plus any assets attributable to financial leverage).

The Advisor has entered into a Sub-Advisory Agreement with the Investment Manager. Pursuant to the terms of this agreement, the Investment Manager, under the supervision of the Fund’s Board of Trustees and the Advisor, will provide a continuous investment program for the Fund’s portfolio; provide investment research and make and execute recommendations for the purchase and sale of securities; and provide certain facilities and personnel, including officers required for the Fund’s administrative management, and compensation of all officers and trustees of the Fund who are its affiliate. For these services, the Advisor has agreed to pay the Investment Manager an aggregate amount equal to 60% of the investment advisory fees paid to the Advisor by the Fund, net of any additional compensation payments to underwriters of the common share offering.

The Bank of New York (“BNY”) acts as the Fund’s custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund’s assets. As administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

Note 4 – Federal Income Taxes:

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference relating to a distribution of capital gains for tax purposes in the amount of $14,445,880 was reclassified from accumulated net investment income to accumulated net realized loss. A permanent book and tax difference relating to the distributions received from Real Estate Investment Trusts and Trust Preferred securities totaling $1,765,841 was reclassified from accumulated net investment income to accumulated net realized loss. A permanent book and tax difference relating to a return of capital distribution in the amount of $123,316 was reclassified from accumulated net investment income to additional paid-in-capital. Additionally, a permanent book and tax difference in the amount of $66,015 relating to the payments on the swap agreement was reclassified from accumulated net investment income to accumulated net realized loss.

Information on tax components of investments as of October 31, 2005 is as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation on Derivatives	Undistributed Ordinary Income/ (Accumulated Ordinary Loss)	Undistributed Long-Term Gains/ (Accumulated Capital Loss)
$1,271,898,343	$161,066,783	$(87,231,403)	$73,835,380	$2,368,262	$0	$0

The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable to income reclassifications from real estate investment trusts and investments in preferred securities.

For the year ended October 31, 2005, the tax character of distributions paid to common and preferred shareholders as reflected in the Statement of Changes in Net Assets was as follows:

Distributions paid from:	2005
Capital gain – common shares	$10,125,024
Capital gain – preferred shares	2,187,000
Ordinary income – common shares	48,770,911
Ordinary income – preferred shares	10,534,489
Return of capital – common shares	123,316

$71,740,740

For federal income tax purposes, the Fund utilized $9,346,252 of capital loss carryforwards to offset capital gains.

Annual Report | October 31, 2005 | 17

DCS | Dreman/Claymore Dividend & Income Fund | Notes to Financial Statements continued

Note 5 – Investments in Securities:

For the year ended October 31, 2005, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $230,433,484 and $263,635,166, respectively.

Note 6 – Capital:

Common Shares

The Fund has an unlimited amount of common shares, $0.01 par value, authorized and has issued 40,500,000 shares of common stock in its initial public offering. These shares were all issued at $19.10 per share after deducting the sales load but before a reimbursement of expenses to the underwriters of $0.00667 per share. In connection with the initial public offering of the Fund’s common shares, the underwriters were granted an option to purchase additional common shares. On February 12, 2004, and March 16, 2004, the underwriters purchased, at a price of $19.10 per common share (after deducting the sales load but before underwriters’ expense reimbursement), 2,750,000 and 1,900,000 common shares, respectively, of the Fund pursuant to the over-allotment option.

Offering costs of $1,806,000 or $0.04 per share, in connection with the issuance of the common shares were borne by the Fund and charged to paid-in-capital. The Advisor reimbursed the Fund’s organizational expenses totaling $25,000.

Transactions in common shares were as follows:

	Year Ended October 31, 2005	Year Ended October 31, 2004
Beginning Shares	45,399,424	5,240
Issuance of common shares	—	45,150,000
Shares issued through dividend reinvestment	—	244,184

Ending shares	45,399,424	45,399,424

Preferred Shares

On February 12, 2004, the Fund’s Board of Trustees authorized the issuance of preferred shares, in addition to the existing common shares, as part of the Fund’s leverage strategy. Preferred shares issued by the Fund have seniority over the common shares. Offering costs associated with the issuance of preferred shares, totaling $4,726,232, were borne by the common shareholders as a direct reduction to paid-in-capital.

On March 23, 2004, the Fund issued 3,400 shares of Preferred Shares Series M7, 3,400 shares of Preferred Shares Series T28, 3,400 shares of Preferred Shares Series W7, 3,400 shares of Preferred Shares Series TH28 and 3,400 shares of Preferred Shares Series F7 each with a net asset and liquidation value of $25,000 per share plus accrued dividends. Dividends are accumulated daily at an annual rate set through auction procedures.

For the year ended October 31, 2005, the annualized dividend rates ranged from:

	High	Low	At October 31, 2005
Series M7	3.85%	1.85%	3.70%
Series T28	3.80%	1.93%	3.80%
Series W7	3.90%	1.86%	3.72%
Series TH28	4.05%	2.04%	4.05%
Series F7	3.75%	1.85%	3.75%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect Class I Trustees and on any matters affecting the rights of the Preferred Shares.

Note 7 – Indemnifications:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Subsequent Event:

(a) Distribution

On November 1, 2005, the Board of Trustees declared a quarterly dividend of $0.325 per common share. This dividend was payable on November 30, 2005 to shareholders of record on November 15, 2005.

(b) Fund Administration Agent

On November 30, 2005, the Board of Trustees approved Claymore Advisors, LLC to replace BNY as the Fund Administration Agent, effective on January 1, 2006.

18 | Annual Report | October 31, 2005

DCS | Dreman/Claymore Dividend & Income Fund

Report of Independent Registered Public Accounting Firm |

To the Shareholders and Board of Trustees of

Dreman/Claymore Dividend & Income Fund

We have audited the accompanying statement of assets and liabilities of Dreman/Claymore Dividend & Income Fund (the “Fund”), including the portfolio of investments, as of October 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period from January 27, 2004 (commencement of operations) through October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreman/Claymore Dividend & Income Fund at October 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period from January 27, 2004 (commencement of operations) through October 31, 2004 in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

December 14, 2005

Annual Report | October 31, 2005 | 19

DCS | Dreman/Claymore Dividend & Income Fund

Supplemental Information | (unaudited)

Federal Income Tax Information

Qualified dividend income of as much as $44,952,391 was received to the Fund through October 31, 2005. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For corporate shareholders, $44,079,057 of investment income qualifies for the dividends-received deduction.

In January 2006, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2005.

Result of Shareholder Votes

The Annual Meeting of Shareholders of the Fund was held on September 21, 2005. Preferred shareholders voted on the election of Trustees.

With regard to the election of the following Trustees by preferred shareholders of the Fund:

	# of Shares In Favor	# of Shares Withheld
Richard L. Crandall	10,265	2
Nicholas Dalmaso	10,265	2

The other Trustees of the Fund whose terms did not expire in 2005 are David Dreman, Roman Friedrich III, Ronald A. Nyberg, and Ronald E. Toupin, Jr.

Trustees

The Trustees of the Dreman/Claymore Dividend & Income Fund and their principal occupations during the past five years:

Name, Address*, Age and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Richard L. Crandall Year of Birth: 1944 Trustee	Since 2004	Managing Partner of Aspen Partners, LLC since 2003, Founding Co-Partner of Arbor Venture Partners, LLC since 2000, and Chairman of Enterprise Software Roundtable since 1994. Formerly, Director and Special Advisor of GIGA Information Group (1995-2003) and Chairman of GIGA Information Group (2002-2003), Founder and ex-Chairman and CEO of Comshare, Inc. (1966-1994).	1	Director, Novell, Inc., Diebold, Inc., Pelstar, LLC, iTRACS Corp.

Roman Friedrich III Year of Birth: 1946 Trustee	Since 2004	Founder of Roman Friedrich & Company, which specializes in the provision of financial advisory services to corporations in the resource sector. Previously, Managing Director at TD Securities. Managing Director Lancaster Financial Ltd.; Wood Gundy; Burns Fry Ltd.; President, Chase Manhattan Bank (Canada) Ltd.	1	Director, Strategic Minerals Corporation; Brazilian Emeralds, Inc., Strata Gold Corporation; Gateway Gold Corp. and GFM Resources Ltd. Trustee of three Canadian closed-end investment companies in the Claymore fund complex.

Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2004	Principal of Ronald A. Nyberg, Ltd. a law firm specializing in corporate law, estate planning and business transactions from 2000-present. Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	8	Trustee of four open-end mutual funds in the Claymore family of mutual funds.

Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2004	Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management 1998-1999), Vice President of Nuveen Investment Advisory Corporation (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Company, Inc. (1982-1999).	7	Trustee of four open-end mutual funds in the Claymore family of mutual funds.

Interested Trustees:

Nicholas Dalmaso† Year of Birth: 1965 Trustee and Chief Legal, Compliance and Executive Officer	Since 2004	Senior Managing Director and General Counsel of Claymore Advisors, LLC and Claymore Securities, Inc. (2001-present). Formerly, Assistant General Counsel, John Nuveen and Company, Inc. (1999-2000). Former Vice President and Associate General Counsel of Van Kampen Investments, Inc. (1992-1999)	8	Trustee of four open-end mutual funds in the Claymore family of mutual funds.

David N. Dreman Harborside Financial Center Plaza 10, Suite 800 Jersey City, NJ 07311-4037 Year of Birth: 1936 Trustee	Since 2004	Founder, Chairman and Chief Investment Officer of Dreman Value Management, LLC, an investment advisory firm with $13.7 billion under management, in various mutual funds including several branded under the Scudder-Dreman name; annuity products; institutional accounts, including pension, foundation and endowment funds; and SMAs for high net-worth individuals. Author of several books including Contrarian Investment Strategies: The Next Generation and Psychology and the Stock Market. Forbes columnist for 25 years and co-editor of the academic journal, The Journal of Behavioral Finance	1	Trustee, The Institute of Behavioral Finance, Jazz Aspen, and University of Manitoba.

*	Address for all Trustees unless otherwise noted: 2455 Corporate West Drive, Lisle, IL 60532

**	After a Trustee’s initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:

•	Messrs. Crandall and Dalmaso, as Class I Trustees, are expected to stand for re-election at the Fund’s 2008 annual meeting of shareholders.

•	Messrs. Friedrich and Nyberg, as Class II Trustees, are expected to stand for re-election at the Fund’s 2006 annual meeting of the shareholders.

•	Messrs. Dreman and Toupin, as Class III Trustees, are expected to stand for re-election at the Fund’s 2007 annual meeting of the shareholders.

***	The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc.

†	Mr. Dalmaso is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Claymore Advisors, LLC, the Fund’s Investment Advisor.

††	Mr. Dreman is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Dreman Value Management, LLC, the Fund’s Investment Manager.

20 | Annual Report | October 31, 2005

DCS | Dreman/Claymore Dividend & Income Fund | Supplemental Information (unaudited) continued

Officers

The officers of the Dreman/Claymore Dividend & Income Fund and their principal occupations during the past five years:

Name, Address*, Age and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations
Officers:

Steven M. Hill, Year of Birth: 1964 Chief Accounting Officer, Chief Financial Officer and Treasurer	Since 2004	Senior Managing Director and Chief Financial Officer of Claymore Advisors, LLC and Claymore Securities, Inc. (2005-present). Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc. (2003-2005). Previously, Treasurer of Henderson Global Funds and Operations Manager for Henderson Global Investors (NA) Inc., from 2002-2003; Managing Director, FrontPoint Partners LLC (2001-2002); Vice President, Nuveen Investments (1999-2001); Chief Financial Officer, Skyline Asset Management LP, (1999); Vice President, Van Kampen Investments and Assistant Treasurer, Van Kampen mutual funds (1989-1999).

Lloyd K. Jagai, Year of Birth: 1966 Vice President	Since 2004	Chief Executive Officer of Dreman Value Management, LLC. Vice President of Finance of Artemis International Solutions Corporation/Opus 360 Corporation from 1999-2002.

Thomas Williams Littauer, Year of Birth: 1955 Vice President	Since 2004	President, Dreman Value Management, LLC since 2002. Previously, Managing Director of Scudder Kemper Investments, Inc. and Head of Asia Pacific and Americas (ex-US) Global Mutual Fund Group. Chairman of the Board of the Scudder Global Opportunities Funds.

Nelson Woodard, Year of Birth: 1956 Vice President	Since 2004	Managing Director and Portfolio Manager for Dreman Value Management, LLC. Vice President of Asset Allocation and Quantitative Analysis at Prudential Investments from 2000-2001. Prior to 2000, Managing Director of Dreman Value Management, LLC.

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

Annual Report | October 31, 2005 | 21

DCS | Dreman/Claymore Dividend & Income Fund

Dividend Reinvestment Plan | (unaudited)

Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared on common shares of the Fund will be automatically reinvested by the Bank of New York (the “Plan Administrator”), Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, P.O. Box 463, East Syracuse, New York 13057-0463; Attention: Shareholder Services Department, Phone Number: (800) 701-8178.

22 | Annual Report | October 31, 2005

DCS | Dreman/Claymore Dividend & Income Fund

Fund Information |

Board of Trustees

Richard L. Crandall

Nicholas Dalmaso*

David N. Dreman*

Roman Friedrich III, Chairman

Ronald A. Nyberg

Ronald E. Toupin, Jr.

*	Trustee is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended.

Officers

Nicholas Dalmaso

Chief Executive and Legal Officer

Steven M. Hill

Chief Financial Officer and Treasurer

Lloyd K. Jagai

Vice President

Thomas W. Littauer

Vice President

Nelson P. Woodard

Vice President

Investment Manager

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, New Jersey 07311-4037

Investment Advisor

Claymore Advisors, LLC

Lisle, Illinois

Administrator, Custodian and Transfer Agent

The Bank of New York

New York, New York

Preferred Stock – Dividend Paying Agent

The Bank of New York

New York, New York

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

Chicago, Illinois

Independent Registered Public Accounting Firm

Ernst & Young LLP

Chicago, Illinois

Privacy Principles of Dreman/Claymore Dividend & Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Claymore Advisors, LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Dreman/Claymore Dividend & Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.

•	If you have physical possession of your shares in certificate form, contact the Fund’s Administrator, Custodian and Transfer Agent:

The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, New York 13057 (800) 701-8178

This report is sent to shareholders of Dreman/Claymore Dividend & Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 345-7999 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (800) 345-7999 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or by visiting the Fund’s website at www.dremanclaymore.com.

In October 2005, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related Securities and Exchange Commission (“SEC”) rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

Annual Report | October 31, 2005 | 23

About the Fund Managers |

Dreman Value Management, LLC

Dreman Value Management, LLC is an independently-owned investment management firm that was founded by David N. Dreman in 1997, and its predecessor firms date back to 1977. As of September 30, 2005, the firm had over $13.7 billion in assets under management, primarily across institutional accounts and various investment companies. Independently owned, the firm is a value-oriented contrarian equity manager and places its primary emphasis on common stocks with growing dividends and avoiding concept stocks without justifiable valuations.

Investment Philosophy

Dreman Value Management is one of the pioneers of contrarian value investing. Our investment philosophy is based on a disciplined, low P/E approach to stock selection.

•	We invest in undervalued companies that exhibit strong fundamentals, above-market dividend yields and historic earnings growth, which our analysis indicates will persist.

•	Our strategy is to own strong, fundamentally sound companies and to avoid speculative stocks or potential bankruptcies.

•	We believe that the markets are not perfectly efficient and that, in particular, behavioral finance plays a considerable role in investor actions and overreactions and subsequently in stock price movements.

Investment Process

Our research studies, numerous academic papers and our long-term performance record show that out-of-favor stocks (those with low P/E ratios) consistently and predictably outperform the market.

•	Screen for stocks with below market P/E ratios.

•	Further refine candidates by applying additional value screens.

•	Fundamental analysis is applied to remaining candidates.

•	Stocks that pass all the screens and analysis are recommended to the Investment Committee for approval.

Dreman Value Management, L.L.C. Harborside Financial Center Plaza 10, Suite 800 Jersey City, NJ 07311-4037

Item 2.	Code of Ethics.

(a) The registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) No information need be disclosed pursuant to this paragraph.

(c) There have been no revisions to the Code of Ethics during the period covered by the shareholder report presented in Item 1.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the report.

(e) Not applicable

(f) (1) The registrant’s Code of Ethics is attached hereto as an exhibit.

(2) Not applicable

(3) Not applicable

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee, Ronald E. Toupin, Jr. Mr. Toupin is an “independent” Trustee. Mr. Toupin qualifies as an audit committee financial expert by virtue of his experience obtained as a portfolio manager and research analyst, which included review and analysis of offering documents and audited and un-audited financial statements using GAAP to show accounting estimates, accruals and reserves.

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.)

Item 4.	Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed for the fiscal year 2005, for professional services rendered by the principal accountant for the audit were $33,000. The aggregate fees billed for fiscal year 2004 for professional services rendered by the principal accountant were $42,000.

b). Audit-Related Fees: the aggregate fees billed for the fiscal year 2005, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item were $5,000. Specifically, this amount represents the amount paid for the audit of the preferred shares asset coverage test: The Audit-Related Fees for 2004 were $3,500.

c). Tax Fees: the aggregate fees billed for the fiscal year 2005, for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,000. The Tax Fees for 2004 were $2,000.

d). All Other Fees: the aggregate fees billed for the fiscal year 2005, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item were $0. The Other Audit Fees for 2004 were $0.

(e)	Audit Committee Pre-Approval Policies and Procedures.

(i) The Registrant’s audit committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards. The pre-approval policies are attached as an exhibit hereto and have been taken from sections IV.C.2 and IV.C.3 of the Audit Committee’s revised Audit Committee Charter, which detail such policies and procedures.

Audit Committee Charter Section

DREMAN/CLAYMORE DIVIDEND & INCOME FUND

AUDIT COMMITTEE CHARTER

APPROVED JUNE 15, 2005

I.	PURPOSE

The Audit Committee is a committee of the Board of the Trust. Its primary function is to assist the Board1 in fulfilling certain of its responsibilities. This Charter sets forth the duties and responsibilities of the Audit Committee.

The Audit Committee serves as an independent and objective party to monitor the Trust’s accounting policies, financial reporting and internal control system, as well as the work of the independent auditors. The Audit Committee assists Board oversight of (1) the integrity of the Trust’s financial statements; (2) the Trust’s compliance with legal and regulatory requirements;2 (3) the independent auditors’ qualifications and independence; and (4) the performance of the Trust’s independent auditors. The Audit Committee also serves to provide an open avenue of communication among the independent auditors, the Adviser’s internal audit department, Trust management, and the Board.3

•	Trust management has the primary responsibility to establish and maintain systems for accounting, reporting and internal control.

•	The independent auditors have the primary responsibility to plan and implement a proper audit, including consideration of the Trust’s accounting, reporting and internal control practices.

The Audit Committee may have additional functions and responsibilities as deemed appropriate by the Board and the Audit Committee.4

Although the Audit Committee has the responsibilities and powers set forth in this Charter, it is not the duty of the Audit Committee to plan or conduct audits or to determine that the Trust’s financial statements are complete and accurate and have been prepared in accordance with generally accepted accounting principles.

II.	COMPOSITION

The Audit Committee shall be comprised of three or more board members as determined by the Board, each of whom shall be an independent board member, and free from any relationship that, in the opinion of the Board, would interfere with the exercise of his or her independent judgment as a member of the Audit Committee. For purposes of the Audit Committee, a board member is independent if:

•	he or she is not an “interested person” of the Trust as that term is defined in the Investment Company Act of 1940; and

•	he or she does not accept, directly or indirectly, any consulting, advisory, or other compensatory fee from the Trust (except in the capacity as a Board or committee member).

Each member of the Audit Committee shall be financially literate, as such qualification is interpreted by the Board in its business judgment (or must become financially literate within a reasonable time after his or her appointment to the Audit Committee). The Audit Committee will review the qualifications of its members and determine whether any of its members qualify as an “audit committee financial expert”5 as defined in Form N-CSR.6 The Audit Committee will submit such determination to the Board for its final determination.

The members and Chairman of the Audit Committee shall be elected by the Board annually and serve until their successors shall be duly elected and qualified.

No member of the Audit Committee shall serve on the audit committee of three or more public companies (or three or more investment company complexes) in addition to his or her service on the Audit Committee of the Trust (excluding service on the audit committees of other funds in the fund complex), unless the Board determines that such simultaneous service would not impair the ability of the Audit Committee member to serve effectively on the Audit Committee.

III.	MEETINGS

The Audit Committee shall meet two times annually, or more frequently as circumstances dictate. Special meetings (including telephone meetings) may be called by the Chairman or a majority of the members of the Audit Committee upon reasonable notice to the other members of the Audit Committee.

As part of its job to foster open communication, the Audit Committee shall meet annually with senior Trust management responsible for accounting and financial reporting and the independent auditors in separate executive sessions to discuss any matters that the Audit Committee, or any of such other persons, believes should be discussed privately.

IV.	RESPONSIBILITIES AND DUTIES

To fulfill its responsibilities and duties the Audit Committee shall:

A.	Charter

Review this Charter, annually, and recommend changes, if any, to the Board.

B.	Internal Controls

1.	Review, annually, with Trust management and the independent auditors:

(a)	the organizational structure, reporting relationship, adequacy of resources and qualifications of the senior Trust management personnel responsible for accounting and financial reporting; and

(b)	their separate evaluation of the adequacy and effectiveness of the Trust’s system of internal controls, including those of the Trust’s service providers.

2.	Review, with Trust management and the independent auditors:

(a)	the Trust’s plan related to the Trust’s systems for accounting, reporting and internal controls;

(b)	the responsibilities, resources and staffing with respect to the activities in IV.B.2.(a) above; and

(c)	any significant audit findings or recommendations related to the Trust’s systems for accounting, reporting and internal controls and Trust management’s response.

3.	Establish procedures for the receipt, retention and treatment of complaints received by the Trust and/or the Audit Committee regarding accounting, internal accounting controls or auditing matters and the confidential, anonymous submission by officers and trustees of the Trust or employees of the Adviser, underwriter and any provider of accounting-related services to the Trust of concerns regarding questionable accounting or auditing matters.

4.	Review, annually, with Trust management and the independent auditors, policies for valuation of Trust portfolio securities, and the frequency and magnitude of pricing errors.

C.	Independent Auditors

1.	Approve, and recommend to the Board, the appointment, retention or termination of the independent auditors, and approve the fees and other compensation to be paid to the independent auditors. Such selection shall be pursuant to a written engagement letter approved by the Audit Committee.

IV.C.2.	Pre-approve any engagement of the independent auditors to provide any services to the Trust, including the fees and other compensation to be paid to the independent auditors. Notwithstanding the above, the independent auditors shall not perform any of the following non-audit services for the Trust (“prohibited non-audit services”):

(a)	bookkeeping or other services related to the accounting records or financial statements of the Trust;

(b)	financial information systems design and implementation;

(c)	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

(d)	actuarial services;

(e)	internal audit outsourcing services;

(f)	management functions or human resources;

(g)	broker or dealer, investment adviser, or investment banking services;

(h)	legal services and expert services unrelated to the audit; and

(i)	any other services that the Public Company Accounting Oversight Board determines are impermissible.

IV.C.3.	Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate”[7] of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust.

•	The Chairman of the Audit Committee (or, in his absence, any member of the Audit Committee) may grant the pre-approval referenced in Sections IV.C. 2 and 3 above for non-prohibited services for engagements of less than $10,000. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

•	Pre-approval of non-audit services for the Trust pursuant to Section IV.C. 2 above is not required, if:

(a)	the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; and

(b)	the services were not recognized by Trust management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Trust management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

•	Pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Trust) pursuant to Section IV.C.3 above is not required, if:

(i)	the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Trust, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Trust to the independent auditors during the fiscal year in which the non-audit services are provided;

(ii)	the services were not recognized by Trust management at the time of the engagement as non-audit services; and

(iii)	such services are promptly brought to the attention of the Audit Committee by Trust management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

4.	On an annual basis, request, receive in writing and review a report by the independent auditors describing:

(a)	the independent auditors’ internal quality-control procedures;

(b)	any material issues raised by the most recent internal quality-control review, or peer review, of the independent auditors, or by any inquiry or investigations by governmental or professional authorities, within the preceding five years, respecting one or more independent audits carried out by the independent auditors, and any steps taken to deal with any such issues; and

(c)	all relationships between the independent auditors and the Trust, so as to assess the auditors’ independence, including identification of all relationships the independent auditors have with the Trust and all significant relationships the independent auditors have with the Adviser (and any “control affiliate” of the Adviser) and any material service provider to the Trust (including, but not limited to, disclosures regarding the independent auditors’ independence required by Independence Standards Board Standard No. 1 and compliance with the applicable independence provisions of Rule 2-01 of Regulation S-X).

In assessing the auditors’ independence, the Audit Committee shall take into account the opinions of Trust management. The Committee will present its conclusions with respect to the independent auditors to the Board, and recommend that the Board take appropriate action, if any, in response to the independent auditors’ report to satisfy itself of the independent auditors’ independence.

5.	On an annual basis, review and evaluate the lead audit partner (such review to include consideration of whether, in addition to the regular rotation of the lead audit partner as required by law, in order to assure continuing auditor independence, there should be regular consideration of rotation of the firm serving as independent auditors).

6.	On an annual basis, meet with the independent auditors and Trust management to review the arrangements for and scope of the proposed audit for the current year and the audit procedures to be utilized.

7.	Review the management letter prepared by the independent auditors and Trust management’s response.

D.	Financial Reporting Processes

1.	If the Trust is a listed closed-end investment company,

(a)	Review with Trust management and the independent auditors the Trust’s semi-annual financial statements; and

(b)	Review the Trust’s policy and procedures with respect to declaring dividends and issuing dividend announcements and related press releases, as well as financial information and dividend guidance provided to analysts and rating agencies.

2.	Review with Trust management and the independent auditors the matters that auditing professional standards require to be communicated to the Audit Committee, including, but not limited to, the matters required to be discussed by Statements on Auditing Standards No. 61, including:

•	the independent auditors’ judgments about the quality, and not just the acceptability, of the Trust’s accounting principles as applied in its financial reporting;
•	the process used by Trust management in formulating estimates and the independent auditors’ conclusions regarding the reasonableness of those estimates;
•	all significant adjustments arising from the audit, whether or not recorded by the Trust;
•	when the independent auditors are aware that Trust management has consulted with other accountants about significant accounting and auditing matters, the independent auditors’ views about the subject of the consultation;
•	any disagreements with Trust management regarding accounting or reporting matters;
•	any difficulties encountered in the course of the audit, including any restrictions on the scope of the independent auditors’ activities or on access to requested information; and
•	significant deficiencies in the design or operation of internal controls.

3.	The independent auditors shall report, within 90 days prior to the filing of the Trust’s annual financial statements with the SEC, to the Audit Committee:

(a)	all critical accounting policies and practices to be used;

(b)	all alternative treatments of financial information within GAAP for policies and practices related to material items that have been discussed with Trust management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the independent auditor;

(c)	other material written communications between the independent auditors and Trust management including, but not limited to, any management letter or schedule of unadjusted differences; and

(d)	all non-audit services provided to an entity in the “investment company complex”[8] as defined in paragraph (f)(14) of Rule 2-01 of Regulation S-X that were not pre-approved by the Audit Committee.

4.	Review, annually, with Trust management and the independent auditors, the Trust’s “disclosure controls and procedures”[9] and the Trust’s “internal control over financial reporting”[10] as defined in Rule 30a-3(c) and (d) under the Investment Company Act of 1940.

5.	Review with Trust management and the independent auditors a report by Trust management covering any Form N-CSR and Form N-Q filed, and any required certification of such filing, along with the results of Trust management’s most recent evaluation of the Trust’s “disclosure controls and procedures” and “internal control over financial reporting.”

E.	Process Improvements

Review with the independent auditors and Trust management significant changes or improvements in accounting and auditing processes that have been implemented.

F.	Legal and Compliance

1.	Review any legal or regulatory matters that arise that could have a material impact on the Trust’s financial statements.

2.	Review policies and procedures with respect to financial statement risk assessment and risk management, including the steps Trust management has taken to monitor and control such risk exposures.

3.	Establish clear hiring policies for the Trust with respect to employees or former employees of the independent auditors.

G.	Other Responsibilities

1.	Review, annually, the performance of the Audit Committee.

2.	If the Trust is a listed closed-end investment company, prepare a report of the Audit Committee as required to be included in the annual proxy statement.[11]

3.	Investigate any other matter brought to its attention within the scope of its duties, and have the authority in its discretion to retain legal, accounting or other experts or consultants to advise the Audit Committee, at the expense of the Trust, if, in the Committee’s judgment, that is appropriate.

4.	Perform any other activities consistent with this Charter, the Trust’s Charter, By-Laws and governing law, as the Audit Committee or the Board deems necessary or appropriate.

5.	Maintain minutes of Committee meetings; report its significant activities to the Board; and make such recommendations to the Board as the Audit Committee may deem necessary or appropriate.

V.	FUNDING

The Audit Committee shall receive appropriate funding, as determined by the Audit Committee, for payment of (i) compensation to the independent auditors for approved audit or non-audit services for the Trust; (ii) compensation to any legal, accounting or other experts or consultants retained by the Audit Committee pursuant to Section IV.G.3 above and (iii) ordinary administrative expenses of the Audit Committee that are necessary or appropriate in carrying out its duties.

1 Any references to “directors” or “board members” shall be deemed to mean “trustees.”

2 The Board has delegated to other committees oversight of various legal and regulatory requirements. The Audit Committee’s function is limited to the activities set out in Section IV.

3 If the Trust is listed on the New York Stock Exchange, the Corporate Governance Standards require the Audit Committee’s charter to address, as one of the Committee’s purposes, that it assist Board oversight of “the performance of the company’s internal audit function.” Since the Claymore Funds have no internal audit function, this has not been included as one of the purposes of the Committee.

4 If the Trust is a listed closed-end investment company, the Audit Committee also has as a purpose the preparation of an audit committee report to be included in the annual proxy statement. This report is described in footnote 11.

5 An “audit committee financial expert” of a company is defined as a person who has all of the following attributes: (1) an understanding of generally accepted accounting principles (“GAAP”) and financial statements; (2) the ability to assess the general application of GAAP in connection with the accounting for estimates, accruals and reserves; (3) experience preparing, auditing, analyzing or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the company’s financial statements, or experience actively supervising one or more persons engaged in such activities; (4) an understanding of internal controls and procedures for financial reporting; and (5) an understanding of audit committee functions. An audit committee financial expert must have acquired such attributes through any one or more of the following: (1) education and experience as a principal financial officer, principal accounting officer, controller, public accountant or auditor or experience in one or more positions that involve the performance of similar functions (or active supervision of such persons); or (2) experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing or evaluation of financial statements; or (3) other relevant experience.

6 If the Trust is listed on the New York Stock Exchange, at least one member of the Audit Committee must have accounting or related financial management expertise, as the Board interprets such qualification in its business judgment.

7 “Control affiliate” means any entity controlling, controlled by, or under common control with the Adviser.

8 “Investment company complex” includes: (1) an investment company and its investment adviser or sponsor; (2) any entity controlled by or controlling an investment adviser or sponsor in (1) above, or any entity under common control with any investment adviser or sponsor in (1) above if the entity: (A) is an investment adviser or sponsor or (B) is engaged in the business of providing administrative, custodian, underwriter, or transfer agent services to any investment company, investment adviser, or sponsor; and (3) an investment company or entity that would be an investment company but for the exclusions provided by Section 3(c) of the 1940 Act that has an investment adviser or sponsor included in (1) and (2) above. Investment adviser does not include a subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser. Sponsor is an entity that establishes a unit investment trust.

9 “Disclosure controls and procedures” means controls and other procedures of a registered management investment company that are designed to ensure that information required to be disclosed by the investment company on Form N-CSR and Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the SEC’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files or submits on Form N-CSR and Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive officer or officers and principal financial officer or officers, or person performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

10 “Internal control over financial reporting” is a process designed by, or under the supervision of, the Trust’s principal executive and principal financial officers, or persons performing similar functions, and effected by the Trust’s Board, management and other personnel, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with GAAP and includes those policies and procedures that:

1.	Pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the Trust;

2.	Provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the Trust are being made only in accordance with authorization of management and directors of the Trust; and

3.	Provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of the Trust’s assets that could have a material effect on the financial statements.

11 Item 306 of Regulation S-K requires each proxy statement relating to a shareholder meeting at which directors are to be elected to include a report, followed by the name of each Audit Committee member, stating whether: (1) the Committee has reviewed and discussed the audited financial statements with management, (2) the Committee has discussed with the independent auditors the matters required to be discussed by SAS 61, (3) the Committee has received the written disclosures and the letter from the independent auditors required by Independence Standards Board Standard No. 1, and has discussed with the independent auditors their independence, and (4) based on the review and discussions referred to in paragraphs (1) through (3), the Audit Committee recommended to the Board that the audited financial statements be included in the Trust’s annual report to shareholders required by Section 30(e) of the Investment Company Act of 1940 and Rule 30d-1 thereunder.

(ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Fund’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, the registrant’s investment adviser and or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) that directly related to the operations and financial reporting of the registrant for the fiscal period ended October 31, 2005 was $0. The non-audit fees for the period from April 28, 2004 to December 31, 2004 were $5,500.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard L. Crandall, Roman Friedrich III, Ronald A. Nyberg and Ronald E. Toupin, Jr.

(b) Not Applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant has delegated the voting of proxies relating to its voting securities to its investment sub-adviser, Dreman Value Management, LLC (the “Sub-Adviser”). The Sub-Adviser’s Proxy Voting Policies and Procedures are included as an exhibit hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Chief Executive and Senior Financial Officer.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule30a-2 of the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(c) Proxy Voting Policies and Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dreman/Claymore Dividend & Income Fund

By:	/s/ Nicholas Dalmaso

Name: Nicholas Dalmaso

Title: Chief Legal and Executive Officer

Date: January 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso

Name: Nicholas Dalmaso

Title: Chief Legal and Executive Officer

Date: January 6, 2006

By:	/s/ Steven M. Hill

Name: Steven M. Hill

Title: Treasurer and Chief Financial Officer

Date: January 6, 2006